Vessels and other fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	December 31, 2016	December 31, 2017
Cost
Vessels	$2,037,737	$2,184,841
Other fixed assets	1,898	2,015
Total cost	2,039,635	2,186,856
Accumulated depreciation	(332,426)	(411,775)
Vessels and other fixed assets, net	$1,707,209	$1,775,081

Capital lease obligations, Principal payments
Twelve month periods ending	Amount
December 31, 2018	$28,901
December 31, 2019	31,836
December 31, 2020	32,742
December 31, 2021	32,552
December 31, 2022	32,118
December 31, 2023 and thereafter	146,707
Total capital lease minimum payments	$304,856
Unamortized debt issuance costs	35
Total lease commitments, net	$304,821
Excluding bareboat interest	74,732
Lease commitments - current portion	15,348
Lease commitments - non-current portion	214,741